SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended										12 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 19, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	May 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 $ / shares shares	Feb. 28, 2018 USD ($) shares	Jan. 19, 2018 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized			50,000,000								50,000,000	50,000,000				50,000,000
Ordinary shares, par value per share | ₪ / shares															₪ 0.1	₪ 0.1
Fair value of options granted | $												$ 485	$ 878
Additional ordinary shares purchased													937,500
Procceds from Initial public offering, net of issuance costs | $											$ 21,306	$ 10,613	$ 78,775
Share split										1-for-1.8
Bonus share | $ / shares										$ 0.8
FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 14
Ordinary shares issued		2,091,907		1,437,500
Per share price | $ / shares		$ 11.00		$ 8.00
Warrants to purchase ordinary shares		1,673,525
Net proceeds | $		$ 21,306		$ 10,613
FPO [Member] | Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares				187,500
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		454,628
Warrants to purchase ordinary shares		363,702
Net proceeds | $	$ 5,000	$ 5,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued													6,250,000
Per share price | $ / shares													$ 12
Procceds from Initial public offering, net of issuance costs | $													$ 78,775
Outstanding promissory note converted into ordinary shares													5,444,825
Promissory note conversion price | $ / shares													$ 12
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants							11,500		46,000
Option vested											38,332
Fair value of options granted | $							$ 105		$ 495
Warrants [Member] | FPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued		2,091,907
Warrants [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		454,628
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards											10 years
Shares available for future grant											949,415
Option grants			6,300		9,000
Exercise price | $ / shares			$ 8.32		$ 7.32							$ 8.32
Option vesting period											4 years
Percentage of option vesting											25.00%
Unrecognized compensation cost | $											$ 271
Compensation costs weighted average period to be recognized											2 years 11 months 15 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares														₪ 0.1
Odinary share issued under share incentive plan												912,230		629,025
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants						80,000
Exercise price | $ / shares						$ 5.95
Consultant Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants								76,895
Exercise price | $ / shares								$ 11.21
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period											4 years
Percentage of option vesting											25.00%
Fair value of options granted | $													$ 648
Unrecognized compensation cost | $											$ 25
Compensation costs weighted average period to be recognized											1 year 2 months 23 days
Intrinsic value outstanding option | $											$ 482
Intrinsic value exercisable option | $											$ 413